Document and Entity Information	Dec. 19, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001976927
Document Type	8-K
Document Period End Date	Dec. 19, 2023
Entity Registrant Name	Invesco Commercial Real Estate Finance Trust, Inc.
Entity Incorporation State Country Code	MD
Entity File Number	000-56564
Entity Tax Identification Number	92-1080856
Entity Address, Address Line One	2001 Ross Avenue
Entity Address, Address Line Two	Suite 3400
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	(972)
Local Phone Number	715-8400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true